Stock Incentive Plan (Details) - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Incentive Plan (Details) [Line Items]
Common stock reserved for issuance (in Shares)	45,000,000
Fair value of options vested	$ 5,358	$ 5,400
Stock compensation expense	6,322	$ 5,897
Unamortized expense	$ 25,572
Amortization period	3 years 1 month 13 days
Bonus for executive award holders	$ 5,837
Minimum [Member]
Stock Incentive Plan (Details) [Line Items]
Contractual expirations	5 years
Maximum [Member]
Stock Incentive Plan (Details) [Line Items]
Contractual expirations	10 years
2016 Equity Incentive Plan [Member]
Stock Incentive Plan (Details) [Line Items]
Common stock reserved for issuance (in Shares)	1,200,000
Aggregate of common stock (in Shares)	8,701,460
Incentive stock options description	The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.